Regulatory Capital Matters (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Actual and required Bank capital amounts
Total Capital to risk weighted assets Bank, Actual	$ 67.3	$ 48.7
Total Capital to risk weighted assets Bank, Actual, Ratio	18.90%	14.90%
Total Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes	28.4	26.2
Total Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	35.6	32.8
Total Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	10.00%	10.00%
Tier 1 (Core) Capital to risk weighted assets Bank, Actual	63.0	45.0
Tier 1 (Core) Capital to risk weighted assets Bank, Actual, Ratio	17.70%	13.70%
Tier 1 (Core) Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes	14.2	13.1
Tier 1 (Core) Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 (Core) Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	21.3	19.7
Tier 1 (Core) Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	6.00%	6.00%
Tier 1 (Core) Capital to average assets Bank	63.0	45.0
Tier 1 (Core) Capital to average assets Bank, Ratio	13.40%	9.70%
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes	18.8	18.5
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	$ 23.5	$ 23.1
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	5.00%	5.00%